(Narrative) (Details) - USD ($)														1 Months Ended		12 Months Ended
		Jun. 19, 2015	Nov. 04, 2014	Sep. 23, 2014	Jul. 21, 2014	Jun. 24, 2014	Mar. 21, 2014	Mar. 17, 2014	Dec. 13, 2013	Oct. 18, 2013	Jun. 30, 2013	May. 17, 2013	Oct. 24, 2012	May. 31, 2013	Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 01, 2014
Related Party Transaction [Line Items]
Management fee percentage																5.00%
Markup charged on costs to related parties, percent																5.00%
Due to related parties																$ 306,000,000	$ 346,500,000
Vessel and rig operating expenses																495,500,000	425,000,000	$ 375,200,000
Bareboat Charter Rate Per Day																500,000
Accretion of discount on deferred consideration																$ 13,300,000	0	0
Capital injection due to forgiveness of related party payables																		40,500,000
Number of common units sold under IPO (in shares)				8,000,000		6,100,000	11,960,000	11,960,000					10,062,500
Sale of common units, price per unit (in dollars per unit)								$ 30.60					$ 22.00
Period of indemnification																5 years
Period within which liability arises																3 years
Seadrill Operating LP
Related Party Transaction [Line Items]
Percentage of ownership interest in limited liability company (LLC)		58.00%			58.00%				30.00%				30.00%
Ownership interest purchased					28.00%
Payments to acquire additional interest in subsidiaries					$ 372,800,000
Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Percentage of ownership interest in limited liability company (LLC)									51.00%				51.00%
Seadrill
Related Party Transaction [Line Items]
Amounts of transaction																$ 161,800,000	158,100,000	122,500,000
Management fee percentage																5.00%
Initial term of management and administrative service agreement																5 years
Termination notice period																90 days
Service fee percentage																5.00%
Contract Revenue Cost, Per Day																$ (25,500)
Vessel and rig operating expenses																2,100,000
Operating expenses related to operations recharged to Seadrill	[1]															12,800,000	0	5,500,000
Other revenues from transactions with related party	[1]															13,400,000	0	5,800,000
Seadrill | Seadrill Operating LP
Related Party Transaction [Line Items]
Capital injection due to forgiveness of related party payables											$ 20,000,000
Seadrill | Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Capital injection due to forgiveness of related party payables											$ 20,500,000
Nigerian Services Company
Related Party Transaction [Line Items]
Other revenues from transactions with related party																		0
Subsidiary of Common Parent
Related Party Transaction [Line Items]
Operating expenses related to operations recharged to Seadrill																		5,500,000
Other revenues from transactions with related party																		5,800,000
Affiliated Entity
Related Party Transaction [Line Items]
Accretion of discount on deferred consideration	[2]															13,300,000	0	0
US $100 Discount Note
Related Party Transaction [Line Items]
Balloon payment to be paid							$ 103,700,000
Credit Facility $143 | Subsidiary of Common Parent
Related Party Transaction [Line Items]
Due from related parties																$ 143,000,000
Debt instrument, interest rate, stated percentage																0.56%
US $420 Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 420,000,000														$ 420,000,000
Balloon payment to be paid		143,000,000
Revolving Credit Facility | Credit facility $300 | Seadrill
Related Party Transaction [Line Items]
Due to related parties																0	0		$ 100,000,000
Maximum borrowing capacity															$ 300,000,000	$ 100,000,000			$ 100,000,000
Maturity of debt															5 years
Interest rate added to LIBOR															5.00%	5.00%
Commitment fee percentage															2.00%	2.00%
Proceeds from revolving credit facility																$ 0
Repayments of revolving credit facility																0
Revolving Credit Facility | US $420 Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity		100,000,000
Vendor Financing Loan | Seadrill
Related Party Transaction [Line Items]
Due to related parties																109,500,000	109,500,000
Vendor Financing Loan | $109.5 facility | Seadrill
Related Party Transaction [Line Items]
Due to related parties												$ 109,500,000		$ 109,500,000
Interest rate added to LIBOR												5.00%
Variable rate basis on debt issuance												LIBOR
Debt face amount														$ 109,500,000.0		109,500,000.0	109,500,000.0
Discount Notes | Seadrill
Related Party Transaction [Line Items]
Due to related parties	[3]															0	0
Discount Notes | $109.5 facility
Related Party Transaction [Line Items]
Due to related parties																109,500,000	109,500,000
Discount Notes | $229.9 discount note | Seadrill
Related Party Transaction [Line Items]
Debt face amount									$ 229,900,000
Discount Notes | $229.9 discount note | Seadrill | Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Due to related parties									229,900,000.0
Debt face amount									229,900,000.0
Balloon payment to be paid									238,500,000
Discount Notes | $70.0 discount note | Seadrill
Related Party Transaction [Line Items]
Due to related parties									70,000,000
Debt face amount									$ 70,000,000.0
Balloon payment to be paid																		72,600,000
Discount Notes | US $100 Discount Note | Seadrill
Related Party Transaction [Line Items]
Debt face amount							100,000,000.0
Balloon payment to be paid							$ 103,700,000
Stock Issued to Seadrill Limited
Related Party Transaction [Line Items]
Number of common units sold under IPO (in shares)							1,633,987	1,633,987
Sale of common units, price per unit (in dollars per unit)								$ 30.60
West Polaris Acquisition
Related Party Transaction [Line Items]
Seller's Credit		44,600,000
Mobilization payable, noncurrent		63,700,000														90,100,000
Mobilization payable, current		$ 31,600,000														30,700,000
Percentage of voting interests acquired		100.00%
West Vela
Related Party Transaction [Line Items]
Mobilization payable, noncurrent			$ 61,700,000													95,300,000
Mobilization payable, current			25,800,000													29,700,000
Contingent consideration, noncurrent			$ 49,500,000
Business combination, deferred consideration, current																	12,000,000
Contingent consideration, current																	13,800,000
Percentage of voting interests acquired			100.00%
West Vela | Stock Issued to Public
Related Party Transaction [Line Items]
Common units issued as consideration (in shares)			8,000,000
Tender Rig T15
Related Party Transaction [Line Items]
Bareboat Charter Rate Per Day																820,000
Percentage of voting interests acquired												100.00%
Tender Rig T15 | Seadrill | Seadrill Partners Operating LLC
Related Party Transaction [Line Items]
Percentage of voting interests acquired												100.00%
Tender Rig T16
Related Party Transaction [Line Items]
Bareboat Charter Rate Per Day																770,000
Percentage of voting interests acquired										100.00%
Tender Rig T16 | Seadrill
Related Party Transaction [Line Items]
Common units issued as consideration (in shares)										3,310,622
Tender Rig T16 | Seadrill | Seadrill Partners Operating LLC
Related Party Transaction [Line Items]
Percentage of voting interests acquired										100.00%
West Sirius and West Leo
Related Party Transaction [Line Items]
Common units issued as consideration (in shares)									12,880,000
West Sirius and West Leo | Stock Issued to Public
Related Party Transaction [Line Items]
Common units issued as consideration (in shares)									11,200,000
West Sirius and West Leo | Stock Issued to Seadrill Limited
Related Party Transaction [Line Items]
Common units issued as consideration (in shares)									3,394,916
West Sirius and West Leo | Stock Issued to Underwriters
Related Party Transaction [Line Items]
Common units issued as consideration (in shares)									1,680,000
Minimum | Seadrill
Related Party Transaction [Line Items]
Deductible on environmental and other indemnifications claims																500,000
Maximum | $440 facility | Seadrill
Related Party Transaction [Line Items]
Deductible on environmental and other indemnifications claims																$ 10,000,000
London Interbank Offered Rate (LIBOR) | US $420 Credit Facility
Related Party Transaction [Line Items]
Interest rate added to LIBOR		2.25%
London Interbank Offered Rate (LIBOR) | Revolving Credit Facility | Credit facility $300 | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR																5.00%
Variable rate basis on debt issuance																LIBOR
London Interbank Offered Rate (LIBOR) | Revolving Credit Facility | $109.5 facility | Seadrill
Related Party Transaction [Line Items]
Variable rate basis on debt issuance																LIBOR
London Interbank Offered Rate (LIBOR) | Unsecured Debt | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR																4.00%
Variable rate basis on debt issuance																LIBOR
London Interbank Offered Rate (LIBOR) | Vendor Financing Loan | $109.5 facility | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR														5.00%
Interest Rate Swap
Related Party Transaction [Line Items]
Derivative, loss on derivative																$ 10,200,000	41,600,000
Seadrill Limited | Interest Rate Swap | Seadrill
Related Party Transaction [Line Items]
Due from Related Parties																$ 655,300,000
Seadrill Limited | Interest Rate Swap | Minimum | Seadrill
Related Party Transaction [Line Items]
Derivative, fixed interest rate																1.10%
Seadrill Limited | Interest Rate Swap | Maximum | Seadrill
Related Party Transaction [Line Items]
Derivative, fixed interest rate																1.93%
Performance Guarantee
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted																$ 370,000,000	370,000,000
Guarantee in favor of banks
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted																85,800,000	92,400,000
T-15 and T-16 Tender Rigs | Seadrill
Related Party Transaction [Line Items]
Net income from bareboat charters	[4]															$ 1,600,000	$ 25,800,000	$ 4,900,000

[1]	Other revenues and expenses - The Company incurs certain operating costs on behalf of Seadrill drilling units and recharges them at a markup of 5%. During the year ended December 31, 2015 the Company earned $13.4 million in other revenues within our Nigerian service company from Seadrill for certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Jupiter and West Saturn drilling rigs. Operating expenses relating to these related party revenues were $12.8 million in the year ended December 31, 2015. During the year ended December 31, 2014 the Company earned no other revenues within the Company's Nigerian service company and related expenses were nil. During the year ended December 31, 2013, the company earned revenues of $5.8 million, relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses related to these operations in the year ended December 31, 2013 were $5.5 million.
[2]	Deferred consideration to related party - On the acquisition of the West Polaris in 2015 the Company recognized a seller's credit balance payable of $44.6 million, a long term deferred consideration balance of $63.7 million and a short-term deferred consideration balance of $31.6 million. On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. The short-term portion of the deferred consideration balance and the short-term contingent consideration balance was $25.8 million. As of December 31, 2015 the short-term portion of these balances relating to the West Polaris and the West Vela are $30.7 million and $29.7 million respectively. As of December 31, 2015 the long-term portion of the balances relating to the West Polaris and West Vela are $90.1 million and $95.3 million respectively. As at December 31, 2014, the short term portions were $12.0 million and $13.8 million which relate to the West Vela. During the year ended December 31, 2015, the Company recognized an unwind of the discount of the contingent liabilities of $13.3 million.
[3]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.
[4]	Bareboat charters – In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. The net effect to OPCO of these bareboat charter arrangements is a cost of $25,500 per day, but due to the downtime of the rig during 2015 the total effect was income of $2.1 million.Seadrill T-15 and Seadrill International are each party to a bareboat charter agreement with Seadrill UK Ltd., a wholly owned subsidiary of Seadrill. Under this arrangement, the difference in the charter hire rate between the two charters is retained by Seadrill UK Ltd., in the amount of approximately $820 per day. Seadrill T-16 Ltd. and Seadrill International Ltd. are each party to a bareboat charter agreement with Seadrill UK Ltd. Under this arrangement, the difference in the charter hire rate between the two charters is retained by Seadrill UK Ltd., in the amount of approximately $770 per day. The net effect of the T-15 and T-16 bareboat charter agreements was an expense of $0.5 million. For the year ended December 31, 2015 the net effect to OPCO of the above bareboat charters was net income of $1.6 million (2014: net income of $25.8 million, 2013: net income of $4.9 million).